UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-127020-15


                J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233756, 57-1233757, 57-1233758
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   November 7, 2006

EXHIBIT INDEX

Exhibit Number     Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1 relating to the October 25, 2006 distribution.


                                     EX-99.1
         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 October 25, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             19
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com



         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 October 25, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL             BEGINNING                                                                                ENDING
          FACE                 PRINCIPAL                                                      REALIZED   DEFERRED       PRINCIPAL
CLASS     VALUE                BALANCE           PRINCIPAL         INTEREST        TOTAL      LOSSES     INTEREST       BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       161,500,000.00      133,678,399.97    5,401,146.40       613,806.65    6,014,953.05     0.00      0.00   128,277,253.57
A2       383,500,000.00      248,241,275.53   20,173,650.28     1,117,085.74   21,290,736.02     0.00      0.00   228,067,625.25
A3       148,700,000.00      148,700,000.00            0.00       675,345.83      675,345.83     0.00      0.00   148,700,000.00
A4       169,200,000.00      169,200,000.00            0.00       776,910.00      776,910.00     0.00      0.00   169,200,000.00
A5        59,653,000.00       59,653,000.00            0.00       278,380.67      278,380.67     0.00      0.00    59,653,000.00
M1        44,127,000.00       44,127,000.00            0.00       208,500.08      208,500.08     0.00      0.00    44,127,000.00
M2        37,067,000.00       37,067,000.00            0.00       175,759.36      175,759.36     0.00      0.00    37,067,000.00
M3        21,181,000.00       21,181,000.00            0.00       100,609.75      100,609.75     0.00      0.00    21,181,000.00
M4        19,416,000.00       19,416,000.00            0.00        93,844.00       93,844.00     0.00      0.00    19,416,000.00
M5        19,416,000.00       19,416,000.00            0.00        94,167.60       94,167.60     0.00      0.00    19,416,000.00
M6        17,063,000.00       17,063,000.00            0.00        83,893.08       83,893.08     0.00      0.00    17,063,000.00
M7        16,474,000.00       16,474,000.00            0.00        88,273.18       88,273.18     0.00      0.00    16,474,000.00
M8        14,709,000.00       14,709,000.00            0.00        80,041.48       80,041.48     0.00      0.00    14,709,000.00
M9        10,591,000.00       10,591,000.00            0.00        66,458.53       66,458.53     0.00      0.00    10,591,000.00
M10       10,002,000.00       10,002,000.00            0.00        65,263.05       65,263.05     0.00      0.00    10,002,000.00
M11       11,179,000.00       11,179,000.00            0.00        72,942.98       72,942.98     0.00      0.00    11,179,000.00
P                100.00              100.00            0.00       397,115.91      397,115.91     0.00      0.00           100.00
R                  0.00                0.00            0.00             0.00            0.00     0.00      0.00             0.00
TOTALS 1,143,778,100.00      980,697,775.50   25,574,796.68     4,988,397.89   30,563,194.57     0.00      0.00   955,122,978.82
---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
          FACE               NOTIONAL                                                          REALIZED   DEFERRED      NOTIONAL
CLASS     VALUE              BALANCE            PRINCIPAL          INTEREST         TOTAL      LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C      1,176,727,234.11    1,013,646,138.06            0.00     1,037,120.20    1,037,120.20     0.00      0.00   988,071,341.37
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1      46626LJK7      827.73003077     33.44363096            3.80066037           37.24429133    794.28639981        5.510000%
A2      46626LHR4      647.30449943     52.60404245            2.91287025           55.51691270    594.70045698        5.400000%
A3      46626LHS2    1,000.00000000      0.00000000            4.54166664            4.54166664  1,000.00000000        5.450000%
A4      46626LHT0    1,000.00000000      0.00000000            4.59166667            4.59166667  1,000.00000000        5.510000%
A5      46626LHU7    1,000.00000000      0.00000000            4.66666672            4.66666672  1,000.00000000        5.600000%
M1      46626LHV5    1,000.00000000      0.00000000            4.72500011            4.72500011  1,000.00000000        5.670000%
M2      46626LHW3    1,000.00000000      0.00000000            4.74166671            4.74166671  1,000.00000000        5.690000%
M3      46626LHX1    1,000.00000000      0.00000000            4.75000000            4.75000000  1,000.00000000        5.700000%
M4      46626LHY9    1,000.00000000      0.00000000            4.83333333            4.83333333  1,000.00000000        5.800000%
M5      46626LHZ6    1,000.00000000      0.00000000            4.85000000            4.85000000  1,000.00000000        5.820000%
M6      46626LJA9    1,000.00000000      0.00000000            4.91666647            4.91666647  1,000.00000000        5.900000%
M7      46626LJB7    1,000.00000000      0.00000000            5.35833313            5.35833313  1,000.00000000        6.430000%
M8      46626LJC5    1,000.00000000      0.00000000            5.44166701            5.44166701  1,000.00000000        6.530000%
M9      46626LJD3    1,000.00000000      0.00000000            6.27500047            6.27500047  1,000.00000000        7.530000%
M10     46626LJE1    1,000.00000000      0.00000000            6.52500000            6.52500000  1,000.00000000        7.830000%
M11     46626LJF8    1,000.00000000      0.00000000            6.52500045            6.52500045  1,000.00000000        7.830000%
P       46626LJH4    1,000.00000000      0.00000000    3,971,159.10000000    3,971,159.10000000  1,000.00000000        0.000000%
TOTALS                 857.41961269     22.35992863            4.36133363           26.72126225    835.05968406
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                   ENDING            PASS-THRU
CLASS        CUSIP     NOTIONAL           PRINCIPAL            INTEREST              TOTAL         NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C       46626LJG9      861.41130134      0.00000000            0.88135990            0.88135990    839.67746537        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 October 25, 2006
Dates:
Record Date                                                                                          10/24/06
Determination Date                                                                                   10/16/06
Distribution Date                                                                                    10/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                               435,886.87
Group 1                                                                                             97,798.70
Group 2                                                                                            338,088.17

Principal Prepayments (Total)                                                                   25,033,051.11
Group 1                                                                                          5,157,267.42
Group 2                                                                                         19,223,090.77

Curtailments (Total)                                                                                79,690.12
Group 1                                                                                              8,180.71
Group 2                                                                                             71,509.41

Curtailment Interest Adjustments (Total)                                                               110.27
Group 1                                                                                                 11.56
Group 2                                                                                                 98.71

Repurchase Principal (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Substitution Amounts (Total)                                                                             0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Net Liquidation Proceeds (Total)                                                                    26,058.32
Group 1                                                                                                  0.00
Group 2                                                                                             26,058.32
Other Principal Adjustments (Total)                                                                      0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Non Recoverable Principal Advances (Total)                                                             640.63
Group 1                                                                                                 89.63
Group 2                                                                                                551.00

Retro SSCRA                                                                                          1,152.56

Interest Funds:

Gross Interest                                                                                   6,578,519.12
Group 1                                                                                          1,158,445.71
Group 2                                                                                          5,420,073.41

Servicing Fees                                                                                     422,352.55
Group 1                                                                                             74,227.56
Group 2                                                                                            348,124.99

Trustee Fees                                                                                         3,378.84
Group 1                                                                                                593.81
Group 2                                                                                              2,785.03

Custodian Fee                                                                                        1,689.41
Group 1                                                                                                296.91
Group 2                                                                                              1,392.50

Trust Oversight Manager Fees                                                                        12,670.58
Group 1                                                                                              2,226.83
Group 2                                                                                             10,443.75

Non Recoverable Interest Advances (Total)                                                           24,587.98
Group 1                                                                                              2,079.87
Group 2                                                                                             22,508.11

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                          57
Group 1                                                                                                    13
Group 2                                                                                                    44

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected              13,366,311.34
Group 1                                                                                          2,205,696.50
Group 2                                                                                         11,160,614.84

Amount of Prepayment Penalties Collected                                                           397,115.91
Group 1                                                                                             61,357.56
Group 2                                                                                            335,758.35
Available Remitance Amount                                                                      31,034,150.34

Principal Remittance Amount (Total)                                                             24,921,463.14
Group 1                                                                                          5,263,168.76
Group 2                                                                                         19,658,294.38

Interest Remittance Amount (Total)                                                               6,112,687.20
Group 1                                                                                          1,079,020.73
Group 2                                                                                          5,033,666.47

Pool Detail:
Beginning Number of Loans Outstanding                                                                   5,085
Group 1                                                                                                 1,397
Group 2                                                                                                 3,688

Ending Number of Loans Outstanding                                                                      4,968
Group 1                                                                                                 1,364
Group 2                                                                                                 3,604

Beginning Aggregate Loan Balance                                                             1,013,646,138.06
Group 1                                                                                        178,146,223.08
Group 2                                                                                        835,499,914.98

Ending Aggregate Loan Balance                                                                  988,071,341.37
Group 1                                                                                        172,882,964.69
Group 2                                                                                        815,188,376.68

Current Advances                                                                                         0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Aggregate Advances                                                                                       0.00
Group 1                                                                                                  0.00
Group 2                                                                                                  0.00

Weighted Average Remaning Term To Maturity                                                                331
Group 1                                                                                                   331
Group 2                                                                                                   331

Weighted Average Net Mortgage Rate                                                                   7.26695%
Group 1                                                                                              7.28234%
Group 2                                                                                              7.26367%

Interest Accrual Period
Start Date                                                                                 September 25, 2006
End Date                                                                                     October 25, 2006
Number of Days in Accrual Period                                                                           30


        Delinquent Mortgage Loans
                 Group 1
                Category            Number      Principal Balance  Percentage
                 1 Month              50             6,174,369.05       3.57%
                 2 Month              17             1,932,736.65       1.12%
                 3 Month              5                149,702.04       0.09%
                  Total               72             8,256,807.74       4.78%
        Delinquent Mortgage Loans
                 Group 2
                Category            Number      Principal Balance  Percentage
                 1 Month             107            29,098,553.57       3.57%
                 2 Month              39             8,157,032.40       1.00%
                 3 Month              16             3,135,497.34       0.38%
                  Total              162            40,391,083.31       4.95%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

          Bankruptcies
          Group Number   Number of Loans     Principal Balance     Percentage
                  1             3                   517,867.55          0.30%
                  2             5                 1,041,097.91          0.13%
             Total              8                 1,558,965.46          0.16%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              1
Principal Balance of Bankruptcy Loans that are Current                                          174,554.70
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             343,312.85
Total Number of Bankruptcy Loans                                                                         3
Total Principal Balance of Bankruptcy Loans                                                     517,867.55

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              1
Principal Balance of Bankruptcy Loans that are Current                                           24,304.71
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   3
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               937,520.98
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                 1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                              79,272.22
Total Number of Bankruptcy Loans                                                                         5
Total Principal Balance of Bankruptcy Loans                                                   1,041,097.91

        Foreclosures
        Group Number    Number of Loans    Principal Balance    Percentage
                 1             18               2,617,381.90         1.51%
                 2             96              28,051,838.73         3.44%
            Total             114              30,669,220.63         3.10%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             234,526.47
Number of Foreclosure Loans that are 3+ Months Delinquent                                               17
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                          2,382,855.43
Total Number of Foreclosure Loans                                                                       18
Total Principal Balance of Foreclosure Loans                                                  2,617,381.90

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                             0
Principal Balance of Foreclosure Loans that are Current                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                  1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              521,810.68
Number of Foreclosure Loans that are 2 Months Delinquent                                                 2
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             491,738.66
Number of Foreclosure Loans that are 3+ Months Delinquent                                               93
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                         27,038,289.39
Total Number of Foreclosure Loans                                                                       96
Total Principal Balance of Foreclosure Loans                                                 28,051,838.73


 REO Properties
  Group Number  Number of Loans      Principal Balance     Percentage
           1           0                          0.00          0.00%
           2           6                  1,718,323.24          0.21%
      Total            6                  1,718,323.24          0.17%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        0
Principal Balance of REO Loans that are 3+ Months Delinquent                                          0.00
Total Number of REO Loans                                                                                0
Total Principal Balance of REO Loans                                                                  0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                        6
Principal Balance of REO Loans that are 3+ Months Delinquent                                  1,718,323.24
Total Number of REO Loans                                                                                6
Total Principal Balance of REO Loans                                                          1,718,323.24


  REO Property Scheduled Balance
 Group Number    Loan Number         REO Date      Schedule Principal Balance
       2            11369882       05/01/2006                       77,787.04
       2            11383739       03/01/2006                      124,080.00
       2            11399818       03/01/2006                      535,977.92
       2            11423220       02/01/2006                      286,168.65
       2            11429251       03/01/2006                      270,309.63
       2            11432414       03/01/2006                      424,000.00
     Total                                                       1,718,323.24

Principal Payoffs by Group occured in this Distribution
   Group Number       Number of Loans     Principal Balance      Percentage
            1                       0          5,157,267.42           2.98%
            2                       0         19,901,842.01           2.44%
       Total                        0         25,059,109.43           2.54%



  Realized Loss Group Report
         Group Number   Current Loss    Cumulative Loss  Ending Balance   Balance of Liquidated Loans Net   Liquidation Proceeds
               1                 0.00             85.00  172,882,964.69                        0.00                    0.00
               2           652,692.92        732,490.40  815,188,376.68                  678,751.24               26,058.32
             TOTAL         652,692.92        732,575.40  988,071,341.37                  678,751.24               26,058.32

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                652,692.92
Group 1                                                                                             0.00
Group 2                                                                                       652,692.92

Cumulative Realized Losses - Reduced by Recoveries                                            732,575.40
Group 1                                                                                            85.00
Group 2                                                                                       732,490.40

Current Applied Losses                                                                              0.00
Cumulative Applied Losses                                                                           0.00

Trigger Event                                                                                         NO
TEST I - Trigger Event Occurrence                                                                     NO
(Is Delinquency Percentage > 36.70% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                          4.78928%
36.70% of of Senior Enhancement Percetage                                                       9.41651%
OR
TEST II - Trigger Event Occurrence                                                                    NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                            0.06226%
Required Cumulative Loss %                                                                      0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                      32,948,362.56
Ending Overcollateralization Amount                                                        32,948,362.56
Ending Overcollateralization Deficiency                                                             0.00
Overcollateralization Release Amount                                                                0.00
Monthly Excess Interest                                                                     1,533,665.24
Payment to Class C                                                                          1,037,120.20

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                    0.00
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Interest Carryforward Amount Paid This Period                                                       0.00
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Swap Account:
Net Swap Payment Due                                                                                0.00
Net Swap Payment Paid                                                                               0.00
Net Swap Receipt Due                                                                          169,048.51

Beginning Balance                                                                               1,000.00
Additions to the Swap Account                                                                 169,048.51
Withdrawals from the Swap Account                                                             169,048.51
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                               1,000.00
Additions to the Basis Risk Reserve Fund                                                       12,260.00
Divident Earnings on the Basis Risk Reserve Fund                                                    0.00
Withdrawals from the Basis Risk Reserve Fund                                                   12,260.00
Ending Balance                                                                                  1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                       2,321.66
Class M-10                                                                                      4,693.04
Class M-11                                                                                      5,245.30

Interest Carryover Amount Paid This Period
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                       2,321.66
Class M-10                                                                                      4,693.04
Class M-11                                                                                      5,245.30

Remaining Interest Carryover Amount
Class A-1                                                                                           0.00
Class A-2                                                                                           0.00
Class M-1                                                                                           0.00
Class A-3                                                                                           0.00
Class A-4                                                                                           0.00
Class A-5                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                       0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                0.00
Prepayment Interest Shortfall Allocated to Class M-10                                               0.00
Prepayment Interest Shortfall Allocated to Class M-11                                               0.00
Prepayment Interest Shortfall Allocated to Class C                                                  0.00

Total Relief Act Interest Shortfall occured this distribution                                   1,152.56

Relief Act Interest Shortfall Allocated to Class A-1                                                0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                0.00
Relief Act Interest Shortfall Allocated to Class M-10                                               0.00
Relief Act Interest Shortfall Allocated to Class M-11                                               0.00
Relief Act Interest Shortfall Allocated to Class C                                              1,152.56

Available Net Funds Cap to Libor Certificates                                                   7.266948

One-Month LIBOR for Such Distribution Date                                                      5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                       5.510000
Class A-2                                                                                       5.400000
Class A-3                                                                                       5.450000
Class A-4                                                                                       5.510000
Class A-5                                                                                       5.600000
Class M-1                                                                                       5.670000
Class M-2                                                                                       5.690000
Class M-3                                                                                       5.700000
Class M-4                                                                                       5.800000
Class M-5                                                                                       5.820000
Class M-6                                                                                       5.900000
Class M-7                                                                                       6.430000
Class M-8                                                                                       6.530000
Class M-9                                                                                       7.530000
Class M-10                                                                                      7.830000
Class M-11                                                                                      7.830000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Deferred Amount Paid This Period                                                                    0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Deferred Amount Occured This Period                                                                 0.00
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00

Remaining Deferred Amount
Class M-1                                                                                           0.00
Class M-2                                                                                           0.00
Class M-3                                                                                           0.00
Class M-4                                                                                           0.00
Class M-5                                                                                           0.00
Class M-6                                                                                           0.00
Class M-7                                                                                           0.00
Class M-8                                                                                           0.00
Class M-9                                                                                           0.00
Class M-10                                                                                          0.00
Class M-11                                                                                          0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.